CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of commitments and contingent liabilities [Abstract]
Schedule of Contingent Liabilities

	2022 £m	2021 £m
Contingent liabilities
Acceptances and endorsements	58	21
Other:
Other items serving as direct credit substitutes	781	433
Performance bonds, including letters of credit, and other transaction-related contingencies	2,061	1,886
	2,842	2,319
Total contingent liabilities	2,900	2,340

Schedule of Commitments

	2022 £m	2021 £m
Commitments and guarantees
Forward asset purchases and forward deposits placed	39	60
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	17,068	17,757
Other commitments and guarantees	74,242	79,830
	91,310	97,587
1 year or over original maturity	36,020	30,037
Total commitments and guarantees	127,369	127,684